NOTES PAYABLE TO STOCKHOLDERS (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Future maturities of notes payable
Fiscal year ending June 30,

2014	$426,115
2015	$625,000
Toatal	$1,051,115